THEATRE AND OTHER CLOSURE AND DISPOSITION OF ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
THEATRE AND OTHER CLOSURE AND DISPOSITION OF ASSETS
A rollforward of reserves for theatre and other closure and disposition of assets

	Three Months Ended
(In thousands)	March 31, 2015	March 31, 2014
Beginning balance	$52,835	$55,163
Theatre and other closure expense	1,127	1,365
Transfer of assets and liabilities	59	9
Foreign currency translation adjustment	(1,613)	(247)
Cash payments	(2,909)	(2,673)

Ending balance	$49,499	$53,617

(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Beginning balance	$55,163	$61,344	$62,935	$65,471
Theatre and other closure expense—continuing operations	9,346	5,823	2,381	4,191
Theatre and other closure expense—discontinued operations	—	—	—	7,562
Transfer of assets and liabilities	2,439	(53)	994	(697)
Foreign currency translation adjustment	(1,822)	(286)	405	(38)
Cash payments	(12,291)	(11,665)	(5,371)	(13,554)

Ending balance	$52,835	$55,163	$61,344	$62,935